General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Notes and other explanatory information [abstract]
Directors’ fees (Note 18)	$ 97	$ 105	$ 289	$ 248
Insurance	52	59	155	179
Office and general	64	46	177	174
Shareholder information	184	158	728	523
Professional fees	350	216	976	618
Salaries and benefits (Note 18)	672	515	3,160	2,194
Consulting	127	115	421	511
Share-based compensation expense (Notes 15 and 18)	564	453	1,644	1,882
Incremental withholding tax on share-based compensation paid (Note 18)	1,549		2,656
Travel and accommodation	57	53	164	165
Depreciation	18	11	47	40
Other	9	6	23	14
Total general and administrative expenses	$ 3,743	$ 1,737	$ 10,440	$ 6,548